Fair Value of Financial Assets and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
11. Fair Value of Financial Assets and Liabilities
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of June 30, 2022
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$16,550	$—	$—	$16,550
Short-term investments:
United States Treasuries	4,987	—	—	4,987

Total assets	$21,537	$—	$—	$21,537

	Fair Value Measurements as of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$61,510	$—	$—	$61,510

The Company evaluates transfers between levels at the end of each reporting period. There were no
transfers of financial instruments between levels during the six months ended June 30, 2022 and 2021. The Company recorded unrealized losses on short-term investments of $7 in other comprehensive loss for the six months ended June 30, 2022.

As of Jun
e 30, 2022 and December 31, 2021, the Company’s cash equivalents consisted of money market funds with original maturities of less than 90 days from the date of purchase. As of June 30, 2022, the Company’s short-term investments consisted of United States treasuries with original maturities of more than three months but less than one year. As of June 30, 2022 and December 31, 2021, the Company did not have any liabilities that are measured at fair value on a recurring basis.

10.	Fair Value of Financial Assets and Liabilities
The following table presents information about the Company’s assets and liabilities as of December 31, 2021 and 2020 that are measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$61,510	$—	$—	$61,510

	Fair Value Measurements as of December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$17,508	$—	$—	$17,508

The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the years ended December 31, 2021 and 2020.
As of December 31, 2021 and 2020, the Company’s cash equivalents consisted of money market funds with original maturities of less than 90 days from the date of purchase. As of December 31, 2021 and 2020, the Company did not have any liabilities that are measured at fair value on a recurring basis.